Supplemental Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidating Statement Of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated net income	$ 36,521	[1],[2]	$ 49,959	[1],[3]	$ 55,333	[1],[4]	$ 62,112	[1]	$ 33,236	[1],[5]	$ 39,880	[1]	$ 45,713	[1]	$ 53,419	[1]	$ 203,925	$ 172,248	$ 163,941
Components of other comprehensive income (loss) before income taxes attributable to: Interest rate swap contract
Changes in fair value																	47,735	(17,646)	85,923
Reclassification adjustments for amortization of expense into net income																	10,384
Available-for-sale securities
Unrealized gains (losses), net																	(117)	2,473	2,086
Adjustments for net (gains) losses reclassified into net income																	(1,020)	(2,143)
Other comprehensive income (loss) before income taxes																	56,982	(17,316)	88,009
Income tax (expense) benefit related to items of other comprehensive income (loss)																	(21,298)	6,434	(38,337)
Other comprehensive income (loss), net																	35,684	(10,882)	49,672
Total consolidated comprehensive income																	239,609	161,366	213,613
Total comprehensive income attributable to noncontrolling interests																	(25,215)	(22,179)	(25,759)
Total comprehensive income attributable to Health Management Associates, Inc. common stockholders																	214,394	139,187	187,854
Parent Issuer [Member]
Consolidated net income																	178,710	150,069	138,182
Components of other comprehensive income (loss) before income taxes attributable to: Interest rate swap contract
Changes in fair value																	47,735	(17,646)	85,923
Reclassification adjustments for amortization of expense into net income																	10,384
Available-for-sale securities
Unrealized gains (losses), net																		(159)	97
Adjustments for net (gains) losses reclassified into net income																	159	(97)
Other comprehensive income (loss) before income taxes																	58,278	(17,902)	86,020
Income tax (expense) benefit related to items of other comprehensive income (loss)																	(21,752)	6,639	(37,641)
Other comprehensive income (loss), net																	36,526	(11,263)	48,379
Total consolidated comprehensive income																	215,236	138,806	186,561
Total comprehensive income attributable to Health Management Associates, Inc. common stockholders																	215,236	138,806	186,561
Guarantor Subsidiaries [Member]
Consolidated net income																	290,329	238,728	195,375
Available-for-sale securities
Total consolidated comprehensive income																	290,329	238,728	195,375
Total comprehensive income attributable to noncontrolling interests																	(424)	(421)	(3,578)
Total comprehensive income attributable to Health Management Associates, Inc. common stockholders																	289,905	238,307	191,797
Non-Guarantor Subsidiaries [Member]
Consolidated net income																	59,316	60,038	90,320
Available-for-sale securities
Unrealized gains (losses), net																	(117)	2,632	1,989
Adjustments for net (gains) losses reclassified into net income																	(1,179)	(2,046)
Other comprehensive income (loss) before income taxes																	(1,296)	586	1,989
Income tax (expense) benefit related to items of other comprehensive income (loss)																	454	(205)	(696)
Other comprehensive income (loss), net																	(842)	381	1,293
Total consolidated comprehensive income																	58,474	60,419	91,613
Total comprehensive income attributable to noncontrolling interests																	(24,791)	(21,758)	(22,181)
Total comprehensive income attributable to Health Management Associates, Inc. common stockholders																	33,683	38,661	69,432
Eliminations [Member]
Consolidated net income																	(324,430)	(276,587)	(259,936)
Available-for-sale securities
Total consolidated comprehensive income																	(324,430)	(276,587)	(259,936)
Total comprehensive income attributable to Health Management Associates, Inc. common stockholders																	$ (324,430)	$ (276,587)	$ (259,936)

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.